OTHER ASSETS AND OTHER LIABILITIES, Movement of Provision for Sundry Risks (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Balance at the beginning of the year	S/ 624,149	[1]	S/ 614,012		S/ 514,382
Provision, note 25	95,873		43,846		70,824
Increase (decrease), net	(58,285)		(33,709)		28,806
Balances at the end of the year	S/ 661,737	[1]	S/ 624,149	[1]	S/ 614,012

[1]	The movement of the provision for sundry risks for the years ended December 31, 2023, 2022 and 2021 was as follows: